Standards, Amendments, and Interpretation of International Financial Reporting Standards (Tables)	12 Months Ended
Dec. 31, 2023
Standards Amendments and Interpretation of International Financial Reporting Standards [Abstract]
Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application	The following standards and interpretations and amendments to existing standards were issued with mandatory application for the accounting period beginning January 1, 2023, but were not relevant and did not have a material impact on the Corporation’s operations:
Effective date	New standards
January 1, 2023	IFRS 17 Insurance Contracts

Modifications
January 1, 2023	Initial Application of IFRS 17 and IFRS 9 – Comparative Information (Amendments to IFRS 17)
Amendments to IAS 8 – Definition of accounting estimates
Amendments to IAS 12 – Deferred Taxes Relating to Assets and Liabilities Arising from a Single Transaction
Amendment to IAS 12 – International Tax Reform Pillar II Model Rules
The following accounting pronouncements issued are applicable to annual periods beginning after January 1, 2023, and have not been applied in the preparation of these consolidated financial statements. The Corporation intends to adopt the accounting pronouncements applicable to them on their respective dates of application and not in advance.
Effective date	New standards or modifications
January 1, 2024	Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current
Amendments to IFRS 16 – Leasehold Liabilities on a Sale and Leaseback Sale.
Amendments to IAS 1 – Non-Current Liabilities with Covenants
Amendments to IAS 7 and IFRS 7 – Supplier Financing Arrangements

January 1, 2025	Amendment to IAS 21 – Lack of Convertibility

Effective date Deferred indefinitely	Amendments to IAS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
The following pronouncements are applicable to the preparation of sustainability reports. The Corporation intends to adopt the pronouncements on their respective dates of application and not in advance.
Effective date	New standards or modifications
January 1, 2024	IFRS S1 General Requirements for Disclosures about Sustainability Disclosures Related to Financial Information
IFRS S2 Climate-related Disclosures